Average Annual Total Returns{- Fidelity Emerging Markets Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Emerging Markets Fund	Fidelity Emerging Markets Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Emerging Markets Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Emerging Markets Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Emerging Markets Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Emerging Markets Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Emerging Markets Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Emerging Markets Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Emerging Markets Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Emerging Markets Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	33.65%	8.48%	5.43%	33.18%	8.38%	5.39%	20.38%	6.78%	4.49%	18.47%	5.65%	3.73%